STOCKHOLDERS' EQUITY (Details) $ in Thousands			1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 30, 2026 Vote shares	May 07, 2025 shares	Oct. 31, 2025	Jun. 30, 2026 shares	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026 shares	Jun. 30, 2025	Dec. 31, 2025 shares	Dec. 31, 2024 USD ($) shares	Jun. 22, 2026 shares	Feb. 05, 2026 shares
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized (in shares)				10,000,000				10,000,000		10,000,000	10,000,000
Series A-1 Preferred shares converted		856
Series A-1 Preferred shares issued		13,816
Warrants to purchase shares of common stock													7,703
Preferred stock, shares outstanding (in shares)				26,411.5				26,411.5		0	856
Issuance of common stock to vendor (in shares)										490,000
Expected term (years)			2 years 6 months
Risk-free interest rate			3.60%
Expected volatility			50.00%
Expected dividend yield			0.00%
Stock split ratio				0.2	0.2	0.2	0.2	0.2	0.2	0.2	0.2
Warrants, 2026
STOCKHOLDERS' EQUITY
Warrants to purchase shares of common stock												215,073
Private placement
STOCKHOLDERS' EQUITY
Warrants to purchase shares of common stock	490,861
Proceeds from the issuance of common stock and warrants | $											$ 3,300
Series A Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized (in shares)	31,412
Number of votes, preferred shares | Vote	0
Class C Warrants
STOCKHOLDERS' EQUITY
Warrants to purchase shares of common stock		25,649